Cover Document	Apr. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	Summit Materials, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36873
Entity Tax Identification Number	47-1984212
Entity Address, Address Line One	1550 Wynkoop Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	893-0012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock (par value, $0.01 per share)
Trading Symbol	SUM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001621563
Amendment Flag	false